Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of lease expense
	Year ended December 31,
	2022	2021	2020

Operating lease	$6,126	$5,085	$4,544
Short-term lease	297	264	34

Total lease expense	$6,423	$5,349	$4,578

Schedule of maturities of operating lease liabilities

2023	$5,563
2024	4,884
2025	3,999
2026	2,982
2027	2,878
Thereafter	8,094

Total operating lease payments	$28,400

Less - imputed interest	(2,376)

Present value of future lease payments	$26,024